Stockholders' Equity	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Equity [Abstract]
Stockholders' Equity

Note 5 – Stockholders’ Equity

During the three months ended June 30, 2019 and 2018, the Company issued 0 and 1,674,786 common shares for cash of $0.00 and $488,332 respectively.

During the three months ended June 30, 2019 and 2018, the Company issued 0 and 40,000 common shares for services at a fair value of $0.00 and $29,100 respectively.

During the three months ended June 30, 2019 and 2018, the Company issued 123,000 and 122,500 common shares with a fair value of $0.73 and $0.80, respectively to officers as compensation. During the three months ended June 30, 2019, the Company did not issue any common shares to employees.

Note 5 – Stockholders’ Equity

During the years ended March 31, 2019 and 2018, the Company issued 5,180,903 and 3,096,698 common shares for cash of $1,564,194 and $965,992 respectively.

During the years ended March 31, 2019 and 2018, the Company issued 75,000 and 533,010 common shares for services at a fair value of $57,420 and $447,542 respectively.

During the years ended March 31, 2019 and 2018, the Company issued 494,500 and 233,000 common shares with a fair value of $424,054 and $170,775, respectively to officers as compensation. During the year ended March 31, 2019, the Company issued 30,600 common shares at a fair value of $24,083 to employees.